INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

15. INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Consolidated Statements of Financial Positions:

Description	Estimated Fair Value December 31, 2021	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Losses	Estimated Fair Value December 31, 2022
U.S. Government Bonds	5,033	528	91	(172)	5,480
Municipal Bonds	2,900	(1,220)	34	(197)	1,517
Bond Mutual Funds	878	-	-	(38)	840
Investment Certificate	-	55	-	-	55
Short Term Investments	8,811	(637)	125	(407)	7,892

Investment securities are recorded at fair value. The Company’s investment securities portfolio consists primarily of cash investments, debt securities issued by U.S government agencies, local municipalities and certain corporate entities. The products in investment portfolio have maturity dates ranging from less than one year to over 20 years.

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility, and liquidity conditions. Net unrealized gains and losses in the portfolio are included in Other Comprehensive Income (Loss). An unrealized loss exists when the current fair value of an individual security is less than the amortized cost basis.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021